Selling, General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 417	$ 537	$ 340
Depreciation of PPE and amortization of intangible assets	45	49	115
Other	34	9	(10)
Selling, general and administrative expense	496	595	445
Expense from share-based payment transactions with employees	$ 92	$ 152	$ 1